Cover	Dec. 30, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	000-56160
Entity Registrant Name	AMERGENT HOSPITALITY GROUP INC.
Entity Central Index Key	0001805024
Entity Tax Identification Number	84-4842958
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Post Office Box 470695
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28247
City Area Code	(704)
Local Phone Number	366-5122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Post Office Box 470695
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28247